LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

15.  LONG-TERM INVESTMENTS

Long-term investments held by the Group consisted of the following:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Equity investments without readily determinable fair value	22,160	22,160	3,183
Equity method investments	366,204	42,788	6,146
Less: Impairment loss	—	—	—
Total	388,364	64,948	9,329

Equity investments without readily determinable fair value:

		Equity interest owned by the
		Group
		As at December 31,
	Note	2018	2019
Allcure Information	i)	9.6%	9.6%

i)

20% equity interest of Allcure Information was obtained through the disposal of Allcure Medical Technology Co., Ltd. (“JWYK”) in 2015. During year ended December 31, 2018 Allcure Information issued new shares to other investors and diluted the share ownership of the Group to 9.6%. The price of newly issued shares is not considered an observable price change because they are not a similar investment of JWYK held by the Group due to the different rights and obligations associated with the investments. As at year ended December 31, 2019, the share ownership of the Group remained 9.6%. As of December 31, 2018 and 2019, no impairment was recorded for the investment.

The Group did not record any unrealized gains (upward adjustments) and losses (downward adjustments and impairment) for equity investments without readily determinable fair values for the years presented.

Equity method investments:

		Equity interest owned by the
		Group
		As at December 31,
	Notes	2018	2019
Xi’an JiangyuanAndike Ltd. (“JYADK”)		29.70%	29.70%
PTC	i)	59.51%	59.51%
Suzhou Shengshan Huiying Venture Capital Investment LLP. (“Suzhou Shengshan”)	ii)	5.41%	5.15%
Suzhou Chorus Medical Technologies Co., Ltd. (“Suzhou Chorus”)	iii)	36.00%	—
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH")	iv)	43.23%	—
Shanghai Rongchi Medical Management Co., Ltd. ("SH Rongchi")	iv)	24.40%	—
Tianjin Jiatai Enterprise Management Center (Limited Partnership) ("Tianjin Jiatai")	iv)	22.82%	—
Wuxi Meizhong Jiahe Cancer Center (“Wuxi MZJH”)	v)	10.00%	—
DTAP @ Adam Road PTE.LTD. (“DTAP”)	vi)	49.00%	—

i)

On December 28, 2012, the Group acquired 44.55% limited partner interests of PTC, a limited partnership in Texas, U.S.A., and 45% legal interest of PTC GP Management LLC, a limited liability company registered in Texas, U.S.A and the sole general partner of PTC with 1% interest of PTC, with a consideration of RMB201,176 in cash. On July 31, 2015, the Group acquired additional 14.34% limited partner interests of PTC and additional 17.07% legal interest of PTC GP Management LLC, with a consideration of RMB30,063 in cash. After the additional investments, the Group owned 59.51% interests of PTC which ultimately holds 45.41% legal ownership interests of the University of Texas MD Anderson Cancer Center Proton Therapy Center (“MDA Proton”), a proton treatment center in Texas, U.S.A.

In accordance with PTC GP Management LLC’s regulation, the Group is only entitled to designate two out of the five managers and simply majority (more than 50%) amongst the managers is required to pass any resolution. Furthermore, the regulation can only be amended at the request by managers or super majority (more than 2/3) of member interest. Thus, the Group is not able to control PTC GP Management LLC.

According to the partnership agreements, the Group has significant influence over PTC which can demonstrate control over MDA Proton by acting as the sole general partner. On November 29, 2018, MDA Proton reached an agreement with University of Texas MD Anderson Cancer Center ("UTMDACC") to sell all its assets and liabilities to UTMDACC as well as terminating management service agreement between MDA Proton and PTC. Before the transaction, the Group accounts for its investment in PTC, and ultimately MDA Proton, under the equity method of accounting. The Group’s share of the net profit or loss of PTC, after accounting for the effect of the difference between the cost basis of the equity method investment and the underlying assets of the investee, was a gain of RMB17,697,  RMB509 and nil for the years ended December 31, 2017, 2018 and 2019 respectively. Total cash distribution received by the Group from PTC was RMB6,227,  RMB11,626 and nil for the years ended December 31, 2017, 2018 and 2019, respectively.

The Group received the first installment of consideration RMB212,855 from PTC on dissolution between MDA Proton and PTC, leading to the disposal gain of RMB48,019 in 2018. The Group received the second and the third installments totaling RMB6,779 (US$973) in 2019 and the carrying amount of the equity investment remained RMB31,497 and RMB24,718 (US$3,551) as of December 31, 2018 and 2019.

ii)

In 2017, JKSY, a subsidiary of the Group, entered into a partnership agreement to subscribe for 8.13% interest in Suzhou Shengshan, a partnership engaged in equity and capital investment, with a subscription amount of RMB10,000. In 2018, with the subscribed capital injection from new investors, the equity interest JKSY shared in Suzhou Shengshan should be diluted to 4.57%. As the injection was only partially completed, the actual equity interest shared in Suzhou Shengshan was diluted to 5.41% as of December 31, 2018. In 2019, with the subscribed capital injection from new investors, the actual equity interest shared in Suzhou Shengshan was further diluted to 5.15% as of December 31, 2019. According to the partnership agreement, JKSY acts as a limited partner and has significant influence over Suzhou Shengshan's daily operation.

iii)

In 2015, the Group entered into a share transfer agreement with JWYK, which was controlled by one of the Group's directors. Pursuant to the agreements, the Group would sell 36% equity interest in Suzhou Chorus at a consideration of RMB4,320 to JWYK. The consideration was received by the Group in April 2016. The disposal of Suzhou Chorus was completed in 2019.

iv)

During 2019, Tianjin Jiatai made total capital injections amouting to RMB34,540 to SH MZJH, leading to Tianjin Jiatai’s equity interest on SH MZJH from 56.77% to 78.34%. On November 13, 2019, Guofu Huimei entered into agreements with ZR Guofu, pursuant to which ZR Guofu would withdraw its investment of 77.18% equity interests in Tianjin Jiatai at a consideration of RMB421,730 (US$60,578). Upon the completion of the transaction, Tianjin Jiatai and its subsidiaries, SH MZJH, Heze MZJH, SH Rongchi, Wuxi MZJH and Oriental became subsidiaries of the Group (note 4).

v)

On July 22, 2019, Wuxi Concord, a wholly-owned subsidiary of the Group, entered into an agreement with Tianjin Jiatai, to purchase all its 90% equity interests in Wuxi MZJH at a consideration of RMB27,000. After the acquisition, Wuxi MZJH became a wholly-owned subsidiary of the Group. On August 23, 2019, Wuxi Concord further injected capital of RMB82,110 to Wuxi MZJH.

vi)

In December 2018, DTAP was set up and registered in Singapore by CHS and Republic Healthcare Holdings PTE.LTD (“RHHPL”), a third party of the Group. CHS subscribed to inject SG$0.49 to share 49% equity of DTAP, and accounted for the investment as joint venture according to the cooperation agreement. On July 11, 2019, CHS and RHHPL consented to discontinue the joint venture agreement and CHS’s subscription of 49% shares has transferred to RHHPL at SG$0.49 in the capital of DTAP. DTAP had no substantial business from its inception to discontinuance.